Net Loss Per Share Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Loss
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2021	2020
Net Loss	$(40,335)	$(6,387)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	—	(1,507)

Net loss attributable to common stockholders, basic and diluted	(40,335)	(7,894)
Weighted-average shares of common stock outstanding	13,351,866	10,155,122
Less: weighted-average shares of common stock subject to vesting	(369,394)	(205,747)

Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share attributable to shareholders	12,982,472	9,949,376
Loss per share attributable to common shareholders, basic and diluted	$(3.11)	$(0.79)

Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Weighted Average Shares Outstanding
The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	For the Year Ended
	2021	2020
SAFE agreements	—	1,590,482
Stock Options	1,476,475	204,303

	1,476,475	1,794,785